CAPITAL STOCK (Details) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Capital Stock
Balance, Shares	13,349,000	12,084,000
Balance	$ 158,324	$ 130,649
Shares issued in Tarus acquisition, shares	2,426,000
Shares issued in Tarus acquisition	$ 17,200
Shares issued in Tarus acquisition, shares
Shares issued in iOx exchange, shares	1,070,000
Shares issued in iOx exchange	$ 9,737
Shares issued in iOx exchange, shares
Shares issued in iOx exchange
Excess of non-controlling interest acquired over consideration iOx, shares
Excess of non-controlling interest acquired over consideration iOx, shares	$ 29,609
Excess of non-controlling interest acquired over consideration iOx, shares
Shares issued to Lincoln Parks Committed Purchase, shares	94,000
Shares issued to Lincoln Parks Committed Purchase, shares	$ 900
Shares issued or accrued for services, shares	8,000	3,000
Shares issued or accrued for services	$ 60	$ 60
Shares issued in public offering and ATM, shares		1,241,000
Shares issued in public offering and ATM		$ 27,216
Warrants exercised, shares		13,000
Warrants exercised		$ 291
Balance, Shares	16,947,000	13,341,000
Balance	$ 215,830	$ 158,216